Putnam Capital Spectrum Fund
Fund Summary
Goal
Putnam Capital Spectrum Fund seeks total return.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 25 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Capital Spectrum Fund	Class A		Class B		Class C		Class M	Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Negated) - Putnam Capital Spectrum Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired fund fees and expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		0.31%	1.06%	1.06%	0.81%	0.56%	0.06%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of a 50/50 blend (balanced daily) of the S&P 500 Index and JPMorgan Developed High Yield Index. Management fees for the most recent fiscal year are negative because the fund's negative performance adjustment exceeded the fund's base management fee. For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.72%.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Capital Spectrum Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	605	670	740	948
Class B	608	638	786	1,085
Class C	208	338	586	1,296
Class M	430	600	785	1,319
Class R	57	180	314	704
Class Y	6	20	35	80

Expense Example, No Redemption - Putnam Capital Spectrum Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	108	338	586	1,085
Class C	108	338	586	1,296

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.
Investments, risks, and performance
Investments
We invest in equity and fixed-income securities, including floating and fixed rate bank loans, high-yield bonds, convertible securities, and both growth and value stocks, of companies of any size that we believe have favorable investment potential. The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. Furthermore, the fund has the flexibility to focus its investments in particular types of securities. From time to time the fund may, without limit, emphasize investments in a particular type of security (i.e., in a particular part of the capital structure) at various points during a credit cycle. This may mean that the fund may invest only modestly, or not at all, in fixed-income or equity securities at any given time. In recent years, a significant majority of the fund’s investments have consisted of equity securities.

We expect to invest in leveraged companies, which employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and whose fixed income securities are often rated below-investment-grade (sometimes referred to as “junk bonds”).

We may also invest in fixed income securities of other issuers, in securitized debt instruments (such as mortgage- and asset-backed securities), and in companies that are not leveraged.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also engage in short sales of securities.

We may invest in securities that are purchased in private placements, which are illiquid because they are subject to restrictions on resale.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The fund will be more susceptible to these risks than other funds because it generally invests in a limited number of issuers, increasing the likelihood that its investments will focus in particular sectors. For example, because the fund currently invests significantly in certain companies in the communication services and health care sectors, the fund may perform poorly as a result of adverse developments affecting those companies or sectors. The fund may focus its investments in other sectors in the future, in which case it would be exposed to risks relating to those sectors.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of a bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage- and other asset-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s investments in leveraged companies, the fund’s “non-diversified” status and the fund’s use of short selling can increase the risks of investing in the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/19 17.11% Best calendar quarter Q1 2012 14.90% Worst calendar quarter Q4 2018 −22.02%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Capital Spectrum Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		(28.32%)	(4.79%)	8.52%	May 18, 2009
Class A | after taxes on distributions		(28.32%)	(5.45%)	7.61%	May 18, 2009
Class A | after taxes on distributions and sale of fund shares		(16.77%)	(3.52%)	6.80%	May 18, 2009
Class B		(28.28%)	(4.71%)	8.51%	May 18, 2009
Class C		(25.28%)	(4.38%)	8.37%	May 18, 2009
Class M		(26.99%)	(4.82%)	8.24%	May 18, 2009
Class R		(24.14%)	(3.90%)	8.92%	May 18, 2009
Class Y		(23.77%)	(3.42%)	9.46%	May 18, 2009
Capital Spectrum Blended Index (no deduction for fees, expenses or taxes)	[1]	(3.07%)	6.39%	11.86%	May 18, 2009
[1]	The Putnam Capital Spectrum Blended Index is an unmanaged index administered by Putnam Management, 50% of which is the S&P 500 Index and 50% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.